Share Capital - Summary of Share Capital (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [Line Items]
Ordinary Shares	₩ 1,564,499	₩ 1,564,499
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Number of issued shares	261,111,808	261,111,808
Par value per share	₩ 5,000	₩ 5,000
Ordinary Shares	₩ 1,564,499	₩ 1,564,499